Acquisitions (Recognition of intangible assets) (Details) (Solid Concepts Inc. [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Jul. 14, 2014
Acquisitions [Line Items]
Intangible assets, Amount	$ 36,477
Customer relationships - additive manufacturing [Member]
Acquisitions [Line Items]
Intangible assets, Amount	21,578
Intangible assets, Weighted Average Life	6 years 6 months
Customer relationships - traditional [Member]
Acquisitions [Line Items]
Intangible assets, Amount	$ 14,899
Intangible assets, Weighted Average Life	6 years 6 months